                                                  Filed Pursuant to Rule 497(e)
                                                  File Nos. 33-5819 and 811-5034

                                   SUPPLEMENT

                            DATED AUGUST 14, 2001 TO
                         PROSPECTUS DATED JUNE 19, 2001

                         SALOMON BROTHERS MID CAP FUND

The following information revises and supersedes, as applicable, the information contained in the prospectus of the Salomon Brothers Mid Cap Fund. The initial sales charge applicable to purchases of Class 2 Shares will be waived on purchases of such shares occurring from September 10, 2001 through and including September 28, 2001. Other charges and fees applicable to such shares will remain the same including the one percent charge if an investor redeems within one year of purchase.

                                                                        FDO2369

                                                  Filed Pursuant to Rule 497(e)
                                                  File Nos. 33-5819 and 811-5034

                                   SUPPLEMENT
                            DATED AUGUST 14, 2001 TO
                         PROSPECTUS DATED JULY 12, 2001

                SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND
                 SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                 SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND

The following information revises and supersedes, as applicable, the information contained in the prospectus of the Salomon Brothers Tax Free Income Funds named above. The initial sales charge applicable to purchases of Class 2 Shares will be waived on purchases of such shares occurring from September 4, 2001 through and including September 28, 2001. Other charges and fees applicable to such shares will remain the same including the one percent charge if an investor redeems within one year of purchase.

                                                                        FDO2368